RELATED PARTY TRANSACTlONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Key management personnel remuneration	$ 364,970	$ 358,112
Key management personnel benefits	46,486	35,975
Accounts Payable and Accrued Liabilities Related to Key Management Personnel	$ 285,253	$ 321,763